Summary of Significant Accounting Policies: Income Tax (Policies)	3 Months Ended
Sep. 30, 2014
Policies
Income Tax

Income tax

We are subject to income taxes in the U.S.  Significant judgment is required in evaluating our uncertain tax positions and determining our provision for income taxes. In accordance with FASB ASC Topic 740, “Income Taxes,” we provide for the recognition of deferred tax assets if realization of such assets is more likely than not.